Loans from the Argentine Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 23,710,704	$ 20,880,419
Local Institutions [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	17,156,185	10,653,073
International Institutions [member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 6,554,519	$ 10,227,346
Argentina, Pesos [member] | Local Institutions [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates
Currency	Ps.
Term	2,080 days
Rate	39.50%
Maturity Date	Sundry Dates
Notional Amount	$ 476,852
Argentina, Pesos [member] | Local Institutions [member] | BICE [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		Sundry Dates
Currency		Ps.
Term		1,655 days
Rate		30.70%
Maturity Date		Sundry Dates
Notional Amount		$ 2,007,815
Argentina, Pesos [member] | Local Institutions [member] | Call taken [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		12.30.20
Currency		Ps.
Term		5 days
Rate		29.00%
Maturity Date		01.04.21
Notional Amount		$ 316,977
Argentina, Pesos [member] | Local Institutions [member] | Call taken [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.21
Currency	Ps.
Term	4 days
Rate	29.50%
Maturity Date	01.03.22
Notional Amount	$ 100,000
Argentina, Pesos [member] | Local Institutions [member] | Call taken [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.29.21
Currency	Ps.
Term	7 days
Rate	30.00%
Maturity Date	01.03.22
Notional Amount	$ 500,000
Argentina, Pesos [member] | Local Institutions [member] | Argentine Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.21	12.30.20
Currency	Ps.	Ps.
Term	4 days	5 days
Maturity Date	01.03.22	01.04.21
Notional Amount	$ 42,326	$ 32,253
Argentina, Pesos [member] | Local Institutions [member] | Other Lines [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		Sundry Dates
Currency		Ps.
Term		11 days
Rate		48.10%
Maturity Date		01.11.21
Notional Amount		$ 2
Argentina, Pesos [member] | Local Institutions [member] | Agreements With Banks [Member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	12.14.20
Currency	Ps.	Ps.
Term	364 days	365 days
Rate	41.60%	40.80%
Maturity Date	Sundry Dates	12.14.21
Notional Amount	$ 14,760,994	$ 5,526,212
Argentina, Pesos [member] | International Institutions [member] | IFC [member]
Disclosure of detailed information about borrowings [line items]
Rate		3.20%
US Dollar [member] | Local Institutions [member] | BICE [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates
Currency	USD
Term	1,449 days
Rate	4.20%
Maturity Date	Sundry Dates
Notional Amount	$ 1,276,013
US Dollar [member] | Local Institutions [member] | BICE [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement		Sundry Dates
Currency		USD
Term		1,705 days
Rate		4.30%
Maturity Date		Sundry Dates
Notional Amount		$ 2,769,814
US Dollar [member] | International Institutions [member] | Correspondents [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	12.30.21	12.30.20
Currency	USD	USD
Term	5 days	5 days
Maturity Date	01.03.22	01.04.21
Notional Amount	$ 3,468,765	$ 2,909,160
US Dollar [member] | International Institutions [member] | IFC [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates	Sundry Dates
Currency	USD	USD
Term	1,789 days	1,552 days
Rate	3.00%
Maturity Date	Sundry Dates	Sundry dates
Notional Amount	$ 2,740,000	$ 7,318,186
US Dollar [member] | International Institutions [member] | Pre financing [member]
Disclosure of detailed information about borrowings [line items]
Date of Placement	Sundry Dates
Currency	USD
Term	180 days
Rate	4.10%
Maturity Date	Sundry Dates
Notional Amount	$ 345,754